Appendix 3 Details of Due Dates of Payments to Suppliers	12 Months Ended
Dec. 31, 2019
APPENDIX 3 DETAILS OF DUE DATES OF PAYMENTS TO SUPPLIERS
Appendix 3 Details of Due Dates of Payments to Suppliers

APPENDIX 3 DETAILS OF DUE DATES OF PAYMENTS TO SUPPLIERS:

This appendix forms an integral part of these consolidated financial statements.

	December 31, 2019				December 31, 2018
	Goods	Services	Other	Total	Goods	Services	Other	Total
Suppliers with Current Payments	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Up to 30 days	101,666,302	148,397,518	121,111,092	371,174,912	45,355,153	230,133,777	78,973,248	354,462,178
From 31 to 60 days	5,579,618	71,069,622	219,965	76,869,205	4,284,025	19,179,502	71,745,150	95,208,677
From 61 to 90 days	9,045,950	1,118,102	11,177,955	21,342,007	16,452,406	—	—	16,452,406
From 91 to 120 days	—	—	—	—	—	—	—	—
From 121 to 365 days	48,102,870	—	—	48,102,870	—	—	—	—
More than 365 days	—	487	56,222,424	56,222,911	—	6,766	2,106,099	2,112,865
Total	164,394,740	220,585,729	188,731,436	573,711,905	66,091,584	249,320,045	152,824,497	468,236,126

	December 31, 2019				December 31, 2018
	Goods	Services	Other	Total	Goods	Services	Other	Total
Suppliers details	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Suppliers for energy purchase	-	63,364,701	168,730,485	232,095,186	-	155,123,059	-	155,123,059
Suppliers for fuel and gas purchases	-	55,179,023	-	55,179,023	39,787,839	-	-	39,787,839
Accounts payable for goods and services	81,807,039	102,042,005	-	183,849,044	-	94,196,986	60,864,246	155,061,232
Accounts payable for asset purchases	82,587,701	-	20,000,951	102,588,652	26,303,745	-	91,960,251	118,263,996
Total	164,394,740	220,585,729	188,731,436	573,711,905	66,091,584	249,320,045	152,824,497	468,236,126